CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net loss before tax	€ (67,047)	€ (14,769)	€ (16,146)
Adjustments for Net financial results	(2,406)	520	269
Operating loss	69,453	14,249	15,877
Non-cash expenses:	40,410	924	1,403
Depreciation and amortization (Note 13)	721	931	1,194
Movements in provisions	(16)	(117)	112
Change in Expected credit loss	67	(110)	(97)
Other gains and losses (**)	35,835
Changes in fair value (Note 10)	3,937
Changes in working capital:	24,121	17,542	13,555
Trade receivables and other current assets (Note 8)	10,321	3,676	(3,781)
Trade payables and other current liabilities (Note 11)	13,800	13,866	17,336
Income tax paid	(270)	(361)	(323)
Net cash provided by (used in) operating activities	(5,192)	3,856	(1,242)
Payment for purchases of property, plant and equipment (Note 6)	(80)	(55)	(75)
Payments for investments	(3)	(17)	(200)
Net cash used in investing activities	(83)	(72)	(275)
Drawdown of other borrowings (Note 10)	450	245	7,163
Capitalized lease payments (IFRS 16)	(9)	9
Proceeds from closing of the Business Combination (Note 7)	89,366
Other lease payments *	(475)	(429)	(349)
Net cash provided by (used in) financing activities	89,332	(175)	6,814
Net increase in cash and cash equivalents	84,057	3,609	5,297
Cash and cash equivalents at the beginning of the year	10,901	8,018	2,630
Effect of changes in exchange rates on cash and cash equivalents	(50)	(726)	91
Cash and cash equivalents at the end of the year	€ 94,908	€ 10,901	€ 8,018